SUBSEQUENT EVENTS (Details) - USD ($)	Nov. 20, 2018	Nov. 09, 2018	Aug. 10, 2018	Oct. 01, 2018
Subsequent Event [Line Items]
Dividends declared (in usd per share)			$ 0.13
Share repurchase plan, authorized amount			$ 500,000,000
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in usd per share)		$ 0.13
Share repurchase plan, authorized amount		$ 800,000,000
Incremental increase in authorized amount		$ 300,000,000
Accumulated repurchases (in shares)		32,500,000
Accumulated repurchases		$ 649,000,000
Subsequent Event | Share Buyback | Parent Company
Subsequent Event [Line Items]
Share price (in usd per share)	$ 19.7438
Number of shares repurchased	30,000,000
Subsequent Event | Secondary Offering | Parent Company
Subsequent Event [Line Items]
Proceeds from sale of common stock	$ 0
Subsequent Event | Secondary Offering | Common Stock | Parent Company
Subsequent Event [Line Items]
Share price (in usd per share)	$ 20.25
Subsequent Event | Secondary Offering | AXA | Common Stock
Subsequent Event [Line Items]
Newly-issued AB Holding Units	60,000,000
Commercial paper | Subsequent Event
Subsequent Event [Line Items]
Face amount				$ 2,000,000,000